BASIS OF PRESENTATION	12 Months Ended
Nov. 30, 2012
BASIS OF PRESENTATION [Text Block]
1.	BASIS OF PRESENTATION

The financial statements include the accounts of Security Devices International Inc. (the “Company” or “SDI”) were prepared in accordance with generally accepted accounting principles in the United States of America. The Company was incorporated under the laws of the state of Delaware on March 1, 2005.